Regulatory Capital Requirements [Text Block] (Tables)	12 Months Ended
Mar. 31, 2021
Domestic, Japan [Member]
Risk-adjusted Capital Amounts and Ratios [Table Text Block]

	Actual		For capital adequacy purposes
	Amount	Ratio	Amount	Ratio
	(in millions, except percentages)
Consolidated:
At March 31, 2020:
Total capital (to risk-weighted assets):
MUFG (1)	¥18,279,566	15.87%	¥13,827,788	12.01%
BK	14,285,601	14.43	7,917,895	8.00
TB	1,889,973	25.46	593,652	8.00
Tier 1 capital (to risk-weighted assets):
MUFG (1)	15,623,321	13.56	11,525,076	10.01
BK	12,170,005	12.29	5,938,421	6.00
TB	1,625,712	21.90	445,239	6.00
Common Equity Tier 1 capital (to risk-weighted assets):
MUFG (1)	13,708,333	11.90	9,798,042	8.51
BK	10,597,133	10.70	4,453,816	4.50
TB	1,444,348	19.46	333,929	4.50
Leverage ratio:
MUFG	15,623,321	4.42	10,593,527	3.00
BK	12,170,005	4.21	8,656,169	3.00
TB	1,625,712	4.51	1,079,863	3.00

	Actual		For capital adequacy purposes
	Amount	Ratio	Amount	Ratio
	(in millions, except percentages)
At March 31, 2021:
Total capital (to risk-weighted assets):
MUFG (1)	¥18,669,510	16.31%	¥13,730,324	12.00%
BK	14,630,443	15.04	7,779,147	8.00
TB	2,099,662	22.47	747,524	8.00
Tier 1 capital (to risk-weighted assets):
MUFG (1)	15,982,746	13.96	11,441,937	10.00
BK	12,411,352	12.76	5,834,360	6.00
TB	1,870,988	20.02	560,643	6.00
Common Equity Tier 1 capital (to risk-weighted assets):
MUFG (1)	14,113,722	12.33	9,725,646	8.50
BK	10,865,302	11.17	4,375,770	4.50
TB	1,681,140	17.99	420,482	4.50
Leverage ratio:
MUFG	15,982,746	5.45	8,781,753	3.00
BK	12,411,352	5.22	7,123,396	3.00
TB	1,870,988	7.53	744,744	3.00
Stand-alone:
At March 31, 2020:
Total capital (to risk-weighted assets):
BK	¥12,092,262	14.76%	¥6,550,969	8.00%
TB	2,131,514	25.42	670,714	8.00
Tier 1 capital (to risk-weighted assets):
BK	10,254,608	12.52	4,913,227	6.00
TB	1,867,723	22.27	503,035	6.00
Common Equity Tier 1 capital (to risk-weighted assets):
BK	8,738,975	10.67	3,684,920	4.50
TB	1,686,723	20.11	377,276	4.50
Leverage ratio:
BK	10,254,608	4.02	7,644,928	3.00
TB	1,867,723	5.87	953,353	3.00
At March 31, 2021:
Total capital (to risk-weighted assets):
BK	¥12,359,493	14.60%	¥6,770,631	8.00%
TB	2,294,694	21.91	837,567	8.00
Tier 1 capital (to risk-weighted assets):
BK	10,512,405	12.42	5,077,974	6.00
TB	2,066,480	19.73	628,176	6.00
Common Equity Tier 1 capital (to risk-weighted assets):
BK	9,025,272	10.66	3,808,480	4.50
TB	1,876,980	17.92	471,132	4.50
Leverage ratio:
BK	10,512,405	5.14	6,127,521	3.00
TB	2,066,480	8.95	691,914	3.00

Note:
(1)	Effective March 31, 2016, the FSA’s capital conservation buffer, countercyclical buffer and
G-SIB
surcharge requirements became applicable to Japanese banking institutions with international operations conducted through foreign offices. As a result, in addition to the 4.50% minimum Common Equity Tier 1 capital ratio, MUFG is required to maintain a capital conservation buffer of 2.5% and a
G-SIB
surcharge of 1.5% as of March 31, 2020 and 2021, and the countercyclical buffer of 0.01% and 0
.00
% as of March 31, 2020 and 2021, respectively.

Foreign, United States of America [Member] | BK (US) [Member]
Risk-adjusted Capital Amounts and Ratios [Table Text Block]

	Actual		Minimum capital ratios required (1)		Ratios OCC requires to be “well capitalized”
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(in millions, except percentages)
BK(US):
At December 31, 2019:
Total capital (to risk-weighted assets)	$14,746	15.11%	$10,244	10.500%	$9,756	10.00%
Tier 1 capital (to risk-weighted assets)	14,115	14.47	8,293	8.500	7,805	8.00
Tier 1 capital (to quarterly average assets) (2)	14,115	10.65	5,304	4.000	6,629	5.00
Common Equity Tier 1 capital (to risk-weighted assets)	14,115	14.47	6,829	7.000	6,342	6.50
At December 31, 2020:
Total capital (to risk-weighted assets)	$15,629	16.68%	$9,836	10.500%	$9,368	10.00%
Tier 1 capital (to risk-weighted assets)	14,634	15.62	7,963	8.500	7,494	8.00
Tier 1 capital (to quarterly average assets) (2)	14,634	11.12	5,262	4.000	6,577	5.00
Common Equity Tier 1 capital (to risk-weighted assets)	14,634	15.62	6,557	7.000	6,089	6.50

Notes:
(1)	Beginning January 1, 2019, the minimum capital requirement includes a capital conservation buffer of 2.5%.
(2)	Excludes certain deductions.

Foreign, United States of America [Member] | MUAH [Member]
Risk-adjusted Capital Amounts and Ratios [Table Text Block]

	Actual		Minimum capital ratios required (1)
	Amount	Ratio	Amount	Ratio
	(in millions, except percentages)
MUAH:
At December 31, 2019:
Total capital (to risk-weighted assets)	$15,769	14.73%	$11,237	10.500%
Tier 1 capital (to risk-weighted assets)	15,086	14.10	9,097	8.500
Tier 1 capital (to quarterly average assets) (2)	15,086	8.88	6,792	4.000
Common Equity Tier 1 capital (to risk-weighted assets)	15,086	14.10	7,492	7.000
At December 31, 2020:
Total capital (to risk-weighted assets)	$16,871	16.29%	$12,843	12.400%
Tier 1 capital (to risk-weighted assets)	15,823	15.28	10,772	10.400
Tier 1 capital (to quarterly average assets) (2)	15,823	9.56	6,623	4.000
Common Equity Tier 1 capital (to risk-weighted assets)	15,823	15.28	9,218	8.900

Notes:
(1)	The minimum capital requirement includes a capital conservation buffer of 2.5% at December 31, 2019 and 4.4% at December 31, 2020.
(2)	Excludes certain deductions.